MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2024

Master Limited Partnerships and Related Companies - 102.3%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 26.4%(1)
Canada - 0.3%(1)
Enbridge, Inc.	70,000	$2,409,400
United States - 26.1%(1)
Genesis Energy, L.P.	1,675,000	19,296,000
MPLX, L.P.	2,550,000	98,022,000
Phillips 66	60,000	8,550,600
Plains All American Pipeline, L.P.	2,000,000	32,840,000
Plains GP Holdings, L.P.	2,700,000	46,440,000
		205,148,600
Total Crude/Refined Products Pipelines and Storage		207,558,000

Natural Gas/Natural Gas Liquid Pipelines and Storage - 35.4%(1)
United States - 35.4%(1)
Cheniere Energy, Inc.	185,000	28,712,000
DT Midstream, Inc.	75,000	4,322,250
Energy Transfer, L.P.	6,600,000	96,624,000
Enterprise Products Partners, L.P.	2,413,000	66,236,850
Kinder Morgan, Inc.	419,000	7,286,410
ONEOK, Inc.	770,000	57,842,400
Williams Companies, Inc.	500,000	17,970,000
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		278,993,910

Natural Gas Gathering/Processing - 40.5%(1)
United States - 40.5%(1)
Antero Midstream Corporation	605,000	8,107,000
Enlink Midstream, LLC	6,400,000	78,912,000
Kinetik Holdings, Inc.	336,000	11,867,520
Targa Resources Corporation	1,100,000	108,064,000
Western Midstream Partners, L.P.	3,350,000	112,057,500
Total Natural Gas Gathering/Processing		319,008,020

Total Master Limited Partnerships and Related Companies (Cost $274,803,568)		805,559,930
Total Investments - 102.3% (Cost $274,803,568)(1)		805,559,930
Liabilities in Excess of Other Assets - (2.3%)(1)		(18,436,404)
Net Assets - 100.0%(1)		$787,123,526

(1)	Calculated as a percentage of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2024	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$805,559,930	$805,559,930	$-	$-
Total	$805,559,930	$805,559,930	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 29, 2024.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.